Fair Value Measurements and Financial Instruments - Fair Value of Short-term and Long-term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt, excluding capital leases	$ 116,075	$ 107,128
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt, excluding capital leases	$ 128,658	$ 117,584